Equity (Loss) Earnings of Joint Venture (Tables)	12 Months Ended
Jun. 30, 2013
Summarized Statements of Operations

	Years Ended
	June 30, 2013	July 1, 2012	July 3, 2011
Net sales	$92,388	$76,373	$78,002
Cost of goods sold	76,759	65,211	63,286
Gross profit	15,629	11,162	14,716
Engineering, selling and administrative expense	17,270	14,930	9,527
(Loss) income from operations	(1,641)	(3,768)	5,189
Other income (expense), net	497	246	(247)
(Loss) income before provision for Income taxes	(1,144)	(3,522)	4,942
(Benefit) provision for income taxes	(690)	(297)	1,202
Net (loss) income	(454)	(3,225)	3,740

STRATTEC’s share of VAST LLC net (loss) income	$(151)	$(1,075)	$1,247
Intercompany profit eliminations	4	4	(1)
STRATTEC’s equity (loss) earnings of VAST LLC	$(147)	$(1,071)	$1,246

Summarized Balance Sheets

	June 30, 2013	July 1, 2012
Cash and cash equivalents	$3,801	$5,622
Receivables, net	23,594	16,025
Inventories, net	10,693	17,756
Other current assets	7,892	10,207
Total current assets	45,980	49,610
Property, plant and equipment, net	23,470	20,753
Other long-term assets	4,218	3,585
Total assets	$73,668	$73,948

Current liabilities	$36,128	$37,843
Long-term liabilities	11,808	11,381
Total liabilities	$47,936	$49,224

Net assets	$25,732	$24,724

STRATTEC’s share of net assets	$8,577	$8,241